Annual Operating Expenses {- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® Income Fund - Fidelity Freedom Income Fund - Class K	Jul. 15, 2022
Operating Expenses:
Management fee	0.42%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.42%	[1]

[1]	(a)Adjusted to reflect current fees.